INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS AND GOODWILL
5.	INTANGIBLE ASSETS AND GOODWILL

A reconciliation of the beginning and ending balances of goodwill and intangible assets is as follows:

	Licenses	Management Contracts	Accumulated Amortization	Total Intangible Assets, net	Goodwill
December 31, 2016	$—	$—	$—	$—	$2,191
MMRC	800	—	—	800	—
December 31, 2017	$800	$—	$—	$800	$2,191
SSBP (1)	—	4,277	(114)	4,163	—
Greenleaf (2)	—	23,272	(784)	22,488	—
NorCal (3)	—	3,234	(71)	3,163	—
Assets acquired through business combinations (4)	87,897	37,601	(2,159)	123,339	29,925
December 31, 2018	$88,697	$68,384	$(3,128)	$153,953	$32,116

Amortization expense recorded during the years ended December 31, 2018 and 2017 was $3,128 and $0, respectively.

(1) On May 4, 2018, the Company obtained a management contract with a useful life of 20 years through acquisition of SSBP, a management company located in Massachusetts, for a total consideration of $4,277, which included: (i) $416 in cash, (ii) $2,056 in seller’s notes and (iii) $1,805 in Class D membership units (291 units). The Company determined the purchase did not qualify as a business combination as SSBP was not operational at the time of purchase.

(2) The Company entered into management contracts with Greenleaf Apothecaries, LLC to operate five dispensaries, Greenleaf Therapeutics, LLC to operate a processing facility and Greenleaf Gardens, LLC to operate a cultivation facility (together “Greenleaf”) on July 2, August 8, and December 20, 2018, respectively. The useful lives of the management contracts are 10 years. The Company paid total consideration of $23,272, which included: (i) $8,245 in cash, (ii) $5,494 in Class D units (886 units), (iii) $6,095 in seller’s notes and (iv) $3,438 in Subordinate Voting Shares (269 shares, which was recorded in Other equity transactions under Share Reserve in the Consolidated Statements of Shareholders’ Equity). As part of this arrangement, the Company also issued a $16,000 secured line of credit for use in the build-out of the managed facilities (refer to Note 7 for further details). $2,750 of cash consideration is recorded in Other current liabilities on the Consolidated Statements of Financial Position.

(3) On July 30, 2018, the Company entered into a definitive agreement to obtain a management contract with a 7 year useful life by acquiring the remaining 55% ownership interest in NorCal. The Company paid total consideration of $7,409, which included: (i) $534 in cash, (ii) $3,446 in Class D units (556 units), (iii) $86 forgiveness of a loan receivable (see Note 7 for further detail) and (iv) $3,343 fair value of previously held interest. The Company also acquired a promissory note receivable due from the managed entity of $4,175 (see Note 7 for further detail).

As a result of this asset acquisition, the previously held interest in NorCal was re-measured from $3,088 to $3,343, resulting in a gain of $255, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.

(4) The Company obtained several intangible assets in connection with various business acquisitions. Refer to Note 4 for further details.

The value of Class D units issued was based on similar financing during HSCP's issuance of Class E units, the most recent cash financing prior to the RTO, which was valued at $6.20 per unit. SVS issued were valued based on the market price on the transaction date. Seller’s notes were issued at face value, which approximated fair value on the acquisition date.

For purposes of impairment testing, the Company allocates goodwill and intangible assets to their respective CGUs, which were determined to be the business units that hold licenses or management contracts. The carrying value of goodwill at each CGU is disclosed in Note 4, with the exception of our Cannabliss unit acquired in 2016, which is carried at $2,191.

The Company estimated the recoverable amounts of goodwill and indefinite-lived intangible assets by estimating the higher of their fair value less costs of disposal and value in use, which are Level 3 measurements within the fair value hierarchy. The key assumptions that drove management's determination of the recoverable amounts of the CGU’s were:

•	Revenue multiples of comparable industry peers.

•	Expected cash flows underlying our business plans for the periods 2019 through 2024.

•	Cash flows beyond 2024 are projected to grow at a perpetual growth rate, which was estimated to be 3%.

•	In order to risk-adjust the cash flow projections in determining value in use, we utilized an after-tax discount rate of approximately 10.8% to 14.6%.

Management assigned value to each input based on past experience and industry expectations. The test performed as at December 31, 2018 resulted in no impairment losses. The Company does not believe a slight change in the key assumptions would cause the recoverable amount of any CGU to fall below its carrying amount.